UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      The Regents of the University of California

Address:   1111 Broadway, Suite 1400
           Oakland, CA 94607


Form 13F File Number: 28-00224


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Marie Berggren
Title:  Treasurer
Phone:  (510) 987-9600

Signature,  Place,  and  Date  of  Signing:

/s/ Marie Berggren                 Oakland, CA                        2/2/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              25

Form 13F Information Table Value Total:  $17,275,571.00
                                         --------------


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1                      COLUMN 2           COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
----------------------------- ---------------------------- --------- -------- ----------------- ---------- -------- ----------------
                                                                              SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
       NAME OF ISSUER                TITLE OF CLASS          CUSIP    VALUE   PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
----------------------------- ---------------------------- --------- -------- -------- --- ---- ---------- -------- ---- ------ ----
AT+T INC                      COMMON STOCK USD1.           00206R102   556751    18950          SOLE                   X      0    0
ACCELRYS INC                  COMMON STOCK USD.0001        00430U103    86876    10467          SOLE                   X      0    0
AIR PRODUCTS + CHEMICALS INC  COMMON STOCK USD1.           9158106     927690    10200          SOLE                   X      0    0
ANADARKO PETROLEUM CORP       COMMON STOCK USD.1           32511107    350488     4602          SOLE                   X      0    0
ARUBA NETWORKS INC            COMMON STOCK USD.0001        43176106   2098586   100507          SOLE                   X      0    0
ATHERSYS INC                  COMMON STOCK USD.001         04744L106   168251    68118          SOLE                   X      0    0
COCA COLA CO/THE              COMMON STOCK USD.25          191216100   591930     9000          SOLE                   X      0    0
WALT DISNEY CO/THE            COMMON STOCK USD.01          254687106   225060     6000          SOLE                   X      0    0
EXXON MOBIL CORP              COMMON STOCK NPV             30231G102  2456832    33600          SOLE                   X      0    0
GENERAL ELECTRIC CO           COMMON STOCK USD.06          369604103   724284    39600          SOLE                   X      0    0
GENOMIC HEALTH INC            COMMON STOCK USD.0001        37244C101   210478     9840          SOLE                   X      0    0
HANSEN MEDICAL INC            COMMON STOCK USD.0001        411307101    77121    52463          SOLE                   X      0    0
HONEYWELL INTERNATIONAL INC   COMMON STOCK USD1.           438516106   223272     4200          SOLE                   X      0    0
ESTEE LAUDER COMPANIES CL A   COMMON STOCK USD.01          518439104  1347690    16700          SOLE                   X      0    0
LIMONEIRA CO                  COMMON STOCK USD.01          532746104   241080     8400          SOLE                   X      0    0
MCGRAW HILL COMPANIES INC     COMMON STOCK USD1.           580645109   218460     6000          SOLE                   X      0    0
MERCK + CO. INC.              COMMON STOCK USD.01          58933Y105   778464    21600          SOLE                   X      0    0
PFIZER INC                    COMMON STOCK USD.05          717081103   484064    27645          SOLE                   X      0    0
SPDR S+P MIDCAP 400 ETF TRUST SPDR S+P MIDCAP 400 ETF TRUS 78467Y107   922208     5600          SOLE                   X      0    0
SOLARWINDS INC                COMMON STOCK USD.001         83416B109  2448273   127183          SOLE                   X      0    0
TEARLAB CORP                  COMMON STOCK USD.001         878193101   563866   257473          SOLE                   X      0    0
TEXAS INSTRUMENTS INC         COMMON STOCK USD1.           882508104   211250     6500          SOLE                   X      0    0
VERIZON COMMUNICATIONS INC    COMMON STOCK USD.1           92343V104   634558    17735          SOLE                   X      0    0
WELLS FARGO + CO              COMMON STOCK USD1.666        949746101   560175    18076          SOLE                   X      0    0
ZIPREALTY INC                 COMMON STOCK USD.001         98974V107   167864    64563          SOLE                   X      0    0


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